Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Change in fair value of marketable securities, tax	$ 0.0	$ 0.0	$ 0.0
Change in fair value of derivatives, tax	14.3	17.4	3.9
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, tax	$ (16.0)	$ 4.8	$ 2.9